Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000024616
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,041	$ 10,495	$ 10,306	$ 11,422	$ 11,735	$ 11,641	$ 10,479	$ 10,151	$ 10,152	$ 10,218	$ 10,000
C000170835
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 11,024	10,467	10,288	11,401	11,712	11,617	10,457	10,129	10,129	10,200	10,000
C000024617
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,673	10,169	10,030	11,154	11,499	11,446	10,338	10,048	10,084	10,184	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 11,067	10,545	10,303	11,442	11,689	11,694	10,437	10,112	10,165	10,283	10,000
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 11,067	10,545	10,303	11,442	11,689	11,694	10,437	10,112	10,165	10,283	10,000
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 11,067	$ 10,545	$ 10,303	$ 11,442	$ 11,689	$ 11,694	$ 10,437	$ 10,112	$ 10,165	$ 10,283	$ 10,000